Proposed Merger (Additional Information) (Details) - EBP 001 - Subsequent Event - NextEra Energy, Inc. $ in Millions	May 31, 2026 USD ($) shares
Employee Benefit Plan Proposed Merger [Line Items]
Pro Rata share aggregate amount | $	$ 360
Right to receive number of shares | shares	0.8138